Supplementary Financial Statement Information - Schedule of Financial Expense Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Expense Net [Abstract]
Change in fair value of marketable securities measured at fair value	$ 1,287	$ (1,655)
Change in fair value of warrants and financial liabilities measured at fair value	(9,837)	(31,820)
Interest expense on loans	(11,519)	(13,493)
Foreign exchange loss, net	(2,383)	733
Other, net	138	(887)
Total financial income (expense), net	$ (22,314)	$ (47,122)